Borrowings and financing (Tables)	12 Months Ended
Dec. 31, 2022
Borrowings And Financing
Schedule of debt breakdown

	Weighted average rate	2022	2021

Debentures and promissory note
Debentures, certificate of agribusiness receivables and promissory notes (note 17.4)	CDI + 1.71% per year	2,679	4,613
		2,679	4,613

Borrowings and financing
Local currency
Working capital	CDI + 1.87% per year	2,721	2,737
Working capital	TR + 9.80 % per year	9	11
Swap contracts (note 17.7)	CDI – 0.12% per year	-	(1)
Unamortized borrowing costs		(7)	(11)
		2,723	2,736
Foreign currency (note 17.5)
Working capital	USD + 2.12% per year	403	448
Working capital	IBR 1M + 1.45%	-	276
Working capital	IBR 3M + 1.6%	-	959
Credit letter		-	12
Swap contracts (note 17.7)	CDI + 1.70% per year	58	7

		461	1,702
Total		5,863	9,051

Non-current assets		-	1
Current liabilities		1,001	1,470
Non-current liabilities		4,862	7,582

Schedule of changes in borrowings

At December 31, 2021	9,051
Additions	1,545
Accrued interest	971
Accrued swap	76
Mark-to-market	(4)
Monetary and exchange rate changes	(29)
Borrowing cost	13
Interest paid	(755)
Payments	(3,852)
Swap paid	(54)
Liabilities related to assets held for sale or distribution	(851)
Foreign currency translation adjustment	(248)
At December 31, 2022	5,863

At December 31, 2020	9,140
Additions	4,860
Accrued interest	500
Accrued swap	(7)
Mark-to-market	15
Monetary and exchange rate changes	20
Borrowing cost	15
Interest paid	(482)
Payments	(4,842)
Swap paid	(23)
Foreign currency translation adjustment	(145)
At December 31, 2021	9,051

Schedule of maturity of non-current borrowings and financing

Year

From 1 to 2 years	1,371
From 2 to 3 years	1,749
From 3 to 4 years	1,250
From 4 to 5 years	260
After 5 years	260
Subtotal	4,890

Unamortized borrowing costs	(28)
Total	4,862

Schedule of debentures, promissory note and certificate of agribusiness receivables

				Date				Consolidated
	Type	Issue Amount	Outstanding debentures (units)	Issue	Maturity	Financial charges	Unit price (in reais)	12.31.2022	12.31.2021

17th Issue of Debentures - CDB	No preference	2,000	-	01/06/20	01/06/23	CDI + 1.45% per year	-	-	2,075
18th Issue of Debentures – CBD (1st series) (*)	No preference	980	980,000	05/14/21	05/10/26	CDI + 1.70% per year	1,020	1,000	994
18th Issue of Debentures – CBD (2nd series) (*)	No preference	520	520,000	05/14/21	05/10/28	CDI + 1.95% per year	1,021	531	527
5th Issue of Promissory Notes – CBD (1st series)	No preference	500	500	07/30/21	07/30/25	CDI + 1.55% per year	1,179,744	590	517
5th Issue of Promissory Notes – CBD (2nd series)	No preference	500	500	07/30/21	07/30/26	CDI + 1.65% per year	1,181,391	591	517
Borrowing cost							-	(33)	(17)
								2,679	4,613

Current liabilities								21	1,089
Non-current liabilities								2,658	3,524

(*)	Each series of the 18th issue matures in two installments, with the 1st series maturing on 05/10/25 and 05/10/26 and the 2nd series on 05/10/27 and 05/10/28.

(**)	The 17th issue of debentures was settled in advance on September 16, 2022 with part of the proceeds from the sale of stores (note 1.1), as authorized in the respective indenture